UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greylin Investment Management Inc
Address: 5068 W Plano Pkwy #277

         Plano, TX  75093

13F File Number:  28-06705

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      D. Gregory Parkinson
Title:     President
Phone:     972.931.4808

Signature, Place, and Date of Signing:

     D Gregory Parkinson     Plano, TX     August 02, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     91

Form13F Information Table Value Total:     $177,594 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              604059105      288     3200 SH       SOLE                     3200
AAG Pfd 7.25% (Call 1/23/09 @  PFD                             302    12600 SH       SOLE                    12600
Abbott Laboratories            COM              002824100      235     5774 SH       SOLE                     5774
Agilent Technologies           COM              00846u101     2452    83728 SH       SOLE                    83728
Altria Group                   COM              718154107      232     4641 SH       SOLE                     4641
Amer Electric Pwr              COM              025537101      925    28900 SH       SOLE                    28900
American Express               COM              025816109     4956    96460 SH       SOLE                    96460
Automatic Data Processing      COM              530151034     1602    38244 SH       SOLE                    38244
B I S Y S Group                COM              055472104      141    10000 SH       SOLE                    10000
Banc One                       COM              06423A103      431     8450 SH       SOLE                     8450
Bank of New York               COM              064057102      309    10480 SH       SOLE                    10480
Berkshire Hathaway Class B     COM              084670207    34907    11813 SH       SOLE                    11813
Biomet Incorporated            COM              090613100      321     7224 SH       SOLE                     7224
Boeing                         COM              097023105     6381   124897 SH       SOLE                   124897
BP PLC ADR                     COM              055622104     1034    19294 SH       SOLE                    19294
Bravo! Foods Intl              COM              105666101       20    80000 SH       SOLE                    80000
Bristol-Myers Squibb           COM              110122108     4545   185500 SH       SOLE                   185500
Burlington Resources           COM              122014103      244     6740 SH       SOLE                     6740
CenterPoint Energy             COM              15189T107      479    41638 SH       SOLE                    41638
Central Fund of Canada Cl A                     153501101     7708  1465400 SH       SOLE                  1465400
ChevronTexaco                  COM              166764100     3272    34767 SH       SOLE                    34767
cisco Systems                  COM              17275R102      278    11717 SH       SOLE                    11717
Citigroup                      COM              172967101      447     9616 SH       SOLE                     9616
CMKM Diamonds Inc              COM                               1  1000000 SH       SOLE                  1000000
Coca Cola                      COM              191219104     1041    20612 SH       SOLE                    20612
Conoco Phillips                COM              20825C104     1192    15620 SH       SOLE                    15620
Cooper Industries Ltd          COM              216669101      879    14796 SH       SOLE                    14796
Costco Wholesale               COM              22160K105     2233    54220 SH       SOLE                    54220
Dell Inc                       COM              247025109      218     6095 SH       SOLE                     6095
Dow Chemical                   COM              260543103      637    15639 SH       SOLE                    15639
Duke Capital Pfd 8.375% (Call  PFD                             208     8200 SH       SOLE                     8200
Duke Energy                    COM              264399106      213    10500 SH       SOLE                    10500
E*Trade Group                  COM              269246104      452    40575 SH       SOLE                    40575
Electronic Data Systems        COM              285661104     1714    89480 SH       SOLE                    89480
Express Scripts                COM              302182100      230     2900 SH       SOLE                     2900
Exxon Mobil                    COM              30231G102    10590   238452 SH       SOLE                   238452
Fedex Corp                     COM              31428X106      746     9133 SH       SOLE                     9133
Ford Motor II 6.5% Cv Pfd(Call                                 251     4575 SH       SOLE                     4575
Gannett                        COM              364730101     1132    13336 SH       SOLE                    13336
Gateway Inc                    COM              367626108      336    74700 SH       SOLE                    74700
General Electric               COM              369604103      758    23393 SH       SOLE                    23393
General Motors                 COM              370442105     1600    34350 SH       SOLE                    34350
Gillette                       COM              375766102     2260    53300 SH       SOLE                    53300
H & R Block                    COM              093671105     4943   103670 SH       SOLE                   103670
Home Depot                     COM              437076102    10365   294460 SH       SOLE                   294460
Honeywell Intl                 COM              438516106      426    11633 SH       SOLE                    11633
Hubbell Inc Cl B               COM              443510201      696    14900 SH       SOLE                    14900
Int'l Business Machines        COM              459200101      777     8816 SH       SOLE                     8816
Invesco Strat Gold Port                                         66    20119 SH       SOLE                2     119
Johnson & Johnson              COM              478160104     1349    24228 SH       SOLE                    24228
Kimberly-Clark                 COM              494368103      348     5275 SH       SOLE                     5275
Lilly Eli & Company            COM              532457108      528     7550 SH       SOLE                     7550
Lowe's Companies               COM              548661107     1360    25875 SH       SOLE                    25875
Lucent Technologies            COM              549463107       49    12874 SH       SOLE                    12874
Marsh & McLennan               COM              571748102      454     9994 SH       SOLE                     9994
MBNA Corp                      COM              55262L100      538    20874 SH       SOLE                    20874
McDermott Int'l                COM              580037109      224    22000 SH       SOLE                    22000
McDonalds Corp                 COM              580135101     2521    96949 SH       SOLE                    96949
Mellon Financial               COM              58551A108      870    29670 SH       SOLE                    29670
Merck & Co                     COM              589331107     7380   155374 SH       SOLE                   155374
Microsoft                      COM              594918104      208     7290 SH       SOLE                     7290
Migratec Inc                   COM                               0    50000 SH       SOLE                    50000
Moody's Corporation            COM              615369105     1345    20799 SH       SOLE                    20799
Motorola                       COM              620076109     5533   303175 SH       SOLE                   303175
New Plan Excel Realty          COM              648053106      257    11000 SH       SOLE                    11000
palmOne                        COM                             244     7004 SH       SOLE                     7004
PalmSource                     COM                             173    10079 SH       SOLE                    10079
Pepsico                        COM              713448108     1821    33795 SH       SOLE                    33795
Performance Technologies       COM              71376K102      221    23450 SH       SOLE                    23450
PetroChina ADR                 COM              71646E100     2077    44850 SH       SOLE                    44850
Pfizer Incorporated            COM              717081103      684    19950 SH       SOLE                    19950
PNC Financial Services         COM              693475105     2113    39800 SH       SOLE                    39800
Rowan Companies                COM              779382100      298    12250 SH       SOLE                    12250
Royce Total Return Fd                                          146    12875 SH       SOLE                1    2875
Russell 2000 i Shares                           464287655     1133     9604 SH       SOLE                     9604
Schering Plough Corp           COM              806605101     8809   476690 SH       SOLE                   476690
Sprint Corp                    COM              852061100      364    20659 SH       SOLE                    20659
Tellabs Inc                    COM              879664100     2697   308554 SH       SOLE                   308554
Texas Instruments              COM              882508104      232     9576 SH       SOLE                     9576
Thomas & Betts                 COM              884315102     2932   107685 SH       SOLE                   107685
TXU Corp                       COM              873168108     4274   105495 SH       SOLE                   105495
TXU Corp Cv Pfd                                                271     5700 SH       SOLE                     5700
U S Bancorp                    COM              902973304     2980   108134 SH       SOLE                   108134
United Technologies            COM              913017109      549     6000 SH       SOLE                     6000
USG Corp                       COM              903293405     2702   153675 SH       SOLE                   153675
Wachovia Corp                  COM              929771103     1033    23204 SH       SOLE                    23204
Wachovia DEPs                  PFD                               0    30400 SH       SOLE                    30400
Weingarten Realty              COM              948741103      272     8700 SH       SOLE                     8700
Wells Fargo & Co               COM                            2320    40530 SH       SOLE                    40530
Wireless Webconnect            COM                               0    15000 SH       SOLE                    15000
YUM! Brands                    COM              895953107      812    21820 SH       SOLE                    21820